Profit (Loss) for the Year - Summary of Profit (Loss) for the Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Profit (loss) [abstract]
- Salary	¥ 5,023	$ 722	¥ 4,654	¥ 4,863
- Retirement benefit scheme contributions	57	8	50	50
- Share-based payments	0	0	0	0
Total directors and key management's remuneration	5,080	730	4,704	4,913
Other staff costs	225,921	32,452	239,726	239,372
Retirement benefit scheme contributions, excluding those of directors and key management	31,805	4,568	29,973	30,248
Total staff costs	262,806	37,750	274,403	274,533
- Cost of sales	2,265,418	325,407	2,779,768	2,449,399
- Sales of scrap materials	392,195	56,335	448,773	402,237
- Research and development expense	38,786	5,571	33,601	38,616
Total cost of inventories recognized as an expense	2,696,399	387,313	3,262,142	2,890,252
Amortization of prepaid lease payments	0	0	9,425	9,425
Depreciation of property, plant and equipment	136,572	19,617	146,075	147,959
Depreciation of right-of-use assets	9,425	1,354
Loss on disposal of property, plant and equipment	¥ 574	$ 83	¥ 18,512	¥ 31